Investment Strategy - FT Vest Silver Strategy & Target Income ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to deliver partial participation in the price returns of the iShares Silver Trust (the “Underlying ETF”) while providing a consistent level of income through a portfolio substantially composed of options contracts, including FLexible EXchange options (“FLEX Options”), short-term U.S. Treasury securities and cash and cash equivalents. The Fund does not invest directly in the Underlying ETF or silver. Rather, the Fund will invest in options contracts that utilize the Underlying ETF as the reference asset in seeking to provide partial participation in the price returns of the Underlying ETF and in seeking to generate income. The Fund may also utilize options as part of a “box spread,” described in further detail below, in seeking to generate income.Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to silver or income-producing investments. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s investment sub-advisor is Vest Financial LLC (“Vest” or the “Sub-Advisor”). For additional information on the Underlying ETF, please see below and in the section entitled “Additional Information on the Fund’s Investment Objective and Strategies.” In seeking to provide partial participation in the price returns of the Underlying ETF, the Fund will purchase and sell options that utilize the Underlying ETF as the reference asset. Such options may include FLEX Options. FLEX Options are customized equity or index option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. In general, an option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying asset) at a specified price (the “strike price”). The Fund will gain exposure to increases in value experienced by the Underlying ETF through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will gain exposure to decreases in value experienced by the Underlying ETF through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. Each of these options is expected to have a term of one year or less and will be “rolled” to maintain exposure to the Underlying ETF (i.e., allow the existing option on the Underlying ETF to expire and open another option on the Underlying ETF that will expire at a later date). In combination, the purchased call and sold put options generally provide exposure to price returns of the Underlying ETF both on the upside and downside. However, as a result of the partial covered call strategy utilized by the Fund discussed in further detail below, the Fund will not fully participate in the gains experienced by the Underlying ETF. In addition, performance of the Underlying ETF is expected to be lower than the performance of silver because of the fees and expenses charged by the Underlying ETF. Please also note that while the returns of the Underlying ETF can be expected to be significantly correlated with silver, there will not be perfect correlation. The rolling of the Fund's options positions may cause the Fund to experience higher levels of portfolio turnover.Additionally, as a means to generate income, the Fund will employ a “partial covered call strategy” that seeks to sell call options having a strike price roughly equal to the value of the Underlying ETF at the inception of the Fund and roughly equal to the value of the Underlying ETF on each subsequent roll of the partial covered call strategy (such options are said to be “at-the-money”). Such sold call options are expected to have a notional value less than or equal to the total notional value of the Fund’s investments in purchased call options and sold put options on the Underlying ETF, such that the short position in each sold call option is "covered" by a portion of the purchased call options and sold put options on the Underlying ETF. However, the total notional value of the sold call options will not exceed 100% of the notional value of the Fund’s investments in purchased call options and sold put options on the Underlying ETF. This strategy effectively converts a portion of the upside price return growth of the Underlying ETF into current income. By doing so, the Fund is giving up full participation potential in Underlying ETF gains in exchange for call option premiums. Conversely, if the price of the Underlying ETF is flat or declines during the Target Income Period, the Fund will retain the full premium received from writing the sold call options, which are expected to expire worthless, and the Fund’s NAV is expected to remain flat or decline, as the investments that deliver participation in the price returns of the Underlying ETF will experience a corresponding lack of growth or decline. To execute this strategy, the Fund will sell call options with an expiration date less than or equal to approximately one month in the future (the “Target Income Period”). The amount of call options sold by the Fund is based on a calculation designed to result in the Fund making a distribution over the Target Income Period on the average assets of the Fund from premiums from selling call options that is approximately 4.0% higher annually than the annual yield from one-month U.S. Treasury securities, before Fund fees and expenses. As of May 29, 2026, the annual yield from one-month U.S. Treasury securities was 3.6075%. There is no guarantee that the Fund’s income target will be achieved. The Advisor will periodically assess whether the Fund’s income target remains reasonable as market conditions change. There may be circumstances where a significant portion of a distribution made by the Fund is characterized as return of capital for tax purposes. This may result from the timing of certain creation and redemption activity in the Fund shares, mark-to-market valuations of the Fund's options positions at year end or other dynamics. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund.The Fund’s sale of call options to generate the desired level of income affects the degree to which the Fund will participate in increases in value experienced by the Underlying ETF over the Target Income Period. The more call options the Fund needs to sell in order to generate the desired level of income, the less the Fund will participate in Underlying ETF gains. This means that if the Underlying ETF experiences an increase in value, the Fund will likely not experience that increase to the same extent, and may significantly underperform the Underlying ETF over the Target Income Period. The degree of participation in Underlying ETF gains will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the call options. The sale of call options to generate income will not have the same impact on any decreases experienced by the Underlying ETF over the Target Income Period. The Fund’s rate of participation in Underlying ETF gains is approximately the ratio of the notional value of the Fund’s purchased call options to the notional value of the Fund’s sold call options. For instance, if the notional value of the Fund’s purchased call options is approximately 75% greater than the notional value of the Fund’s sold call options, the Fund would be expected to participate in approximately 75% of the price return gains experienced by the Underlying ETF over the Target Income Period, in addition to providing the consistent level of income. In that same example, for every 10% increase in the value of the Underlying ETF, the Fund would experience an approximately 7.5% increase in value (before Fund fees and expenses). In general, the Fund expects to participate in between 50% and 100% of Underlying ETF gains (before fees and expenses), although such participation is subject to market conditions and may be below those levels. Excluding the premiums received from the Fund’s sale of call options, the Fund expects to fully participate in all Underlying ETF losses (e.g. if the Underlying ETF decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses).The Fund may also invest in short-term U.S. Treasury securities and cash and cash-equivalents or may utilize a “box spread.” A box spread is an offsetting set of options that have risk and return characteristics similar to cash equivalents. A box spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long. The difference between the strike prices of the synthetic long and the synthetic short determines the expiration value (or value at maturity) of the box spread. The underlying reference asset of the options comprising the box spread is expected to be the S&P 500® Index. The Fund’s investments in U.S. Treasury securities, cash and cash-equivalents, or options comprising a box spread will be classified as “income-producing investments” for purposes of the Fund’s 80% investment test.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies. Nevertheless, the Fund invests in instruments that provide the Fund with more than 25% of its economic exposure to silver.General Information on OptionsThe Fund will utilize FLEX Options and traditional exchange-listed options. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right to receive or deliver shares of the Underlying ETF or cash-settle the FLEX Options on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.Traditional exchange-listed options have standardized terms, such as the type, the reference asset, the strike price and expiration date. Exchange-listed options are also guaranteed for settlement by the OCC. Over-the-counter options are options that are exchanged between private parties in the over-the-counter market rather than on exchanges. The Fund intends to use traditional exchange-listed options when utilizing box spreads.The Underlying ETFThe Underlying ETF is an exchange-traded investment trust that holds physical silver. iShares Delaware Trust Sponsor LLC serves as the Underlying ETF’s sponsor and JPMorgan Chase Bank N.A., London branch serves as the Underlying ETF’s custodian. The Underlying ETF’s custodian may utilize sub-custodians that hold the Underlying ETF’s silver on its behalf. The Underlying ETF is not expected to pay dividends. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at iShares.com. The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects.The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated December 22, 2022 (File No. 333-268747) (the “Trust” refers to the Underlying ETF and the “Shares” refer to shares representing fractional undivided beneficial interests in the Underlying ETF’s net assets; other defined terms have been modified and are limited to this excerpt).The Trust seeks to reflect generally the performance of the price of silver. The Trust seeks to reflect such performance before payment of the Trust’s expenses and liabilities. The Shares are intended to constitute a simple and cost effective means of making an investment similar to an investment in silver. An investment in physical silver requires expensive and sometimes complicated arrangements in connection with the assay, transportation, warehousing and insurance of the metal. Traditionally, such expense and complications have resulted in investments in physical silver being efficient only in amounts beyond the reach of many investors. The Shares have been designed to remove the obstacles represented by the expense and complications involved in an investment in physical silver, while at the same time having an intrinsic value that reflects, at any given time, the price of the silver owned by the Trust at such time, less the Trust’s expenses and liabilities. Although the Shares are not the exact equivalent of an investment in silver, they provide investors with an alternative that allows a level of participation in the silver market through the securities market…The Shares are backed by the assets of the Trust. The Trustee’s arrangements with the Trust’s custodian contemplate that at the end of each business day there can be in the Trust account maintained by the Trust’s custodian no more than 1,100 ounces of silver in an unallocated form. The bulk of the Trust’s silver holdings is represented by physical silver, is identified on the Trust’s custodian’s or, if applicable, sub-custodian’s, books in allocated and unallocated accounts on behalf of the Trust, and is held by the Trust’s custodian in London, New York and other locations that may be authorized in the future…“Unallocated” — Silver is said to be held in unallocated form at a custodian when the person in whose name silver is so held is entitled to receive delivery of silver in the amount standing to the credit of that person’s account, but that person has no ownership interest in any particular silver that the custodian maintaining the account owns or holds. In contrast, silver is held in “allocated” form when specific bars of silver held by the custodian are identified as the property of the person holding the “allocated” account.The Shares of the Underlying ETF are listed and trade on NYSE Arca, Inc. under the ticker symbol “SLV”.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Underlying ETF is an exchange-traded investment trust that holds physical silver.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks to deliver partial participation in the price returns of the iShares Silver Trust (the “Underlying ETF”) while providing a consistent level of income through a portfolio substantially composed of options contracts, including FLexible EXchange options (“FLEX Options”), short-term U.S. Treasury securities and cash and cash equivalents. The Fund does not invest directly in the Underlying ETF or silver. Rather, the Fund will invest in options contracts that utilize the Underlying ETF as the reference asset in seeking to provide partial participation in the price returns of the Underlying ETF and in seeking to generate income. The Fund may also utilize options as part of a “box spread,” described in further detail below, in seeking to generate income.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to silver or income-producing investments.